Restricted Cash (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restricted Cash [Abstract]
Bank time deposits pledged against letters of credit and short-term borrowings	$ 46,272,510	$ 128,818,265	$ 20,360,185
Restricted government subsidies	$ 90,634,616	$ 32,531,992	$ 0